Trade Payables and Other Payable - Schedule of Payables and Other Payable - Agreements (Details) - Suppliers [Member] - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Payables and Other Payable - Agreements [Line Items]
Payables to suppliers of goods	$ 447,726	$ 1,429,006
Payables to other suppliers	53,877	133,240
Total payables and other payable - agreements	$ 501,603	$ 1,562,246